Note 1 - Organization and Summary of Significant Accounting Policies - 10K (Details) (USD $)				0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 18, 2013 Scenario, Actual [Member]
Note 1 - Organization and Summary of Significant Accounting Policies - 10K (Details) [Line Items]
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 9,981,000	$ 1,623,000	$ 18,000
Stockholders' Equity Note, Stock Split, Conversion Ratio				5.4027
Cash, FDIC Insured Amount		$ 250,000